ACQUISITION AND DIVESTITURES - Divestitures (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
	Dec. 22, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Porgera [Member]
Disclosure of detailed information about business combination [line items]
Proportion of interest in joint operation operator	47.50%
Gain on reconstitution		$ 7	$ 352		$ 352
Porgera [Member]
Disclosure of detailed information about business combination [line items]
Proportion of interest held by joint operations operator				95.00%
Proportion of interest held by government stakeholders	51.00%			51.00%
Proportion of interest in joint operation operator				50.00%
Proportion of interest held by joint operation operator	49.00%			49.00%
Proportion of ownership interest in joint venture				24.50%